Note 9 - Fixed Assets	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	Fixed assets

December 31, 2013	Cost	Accumulated depreciation	Net

Land	$2,527	$-	$2,527
Buildings	11,803	4,213	7,590
Vehicles	30,516	22,901	7,615
Furniture and equipment	66,289	47,971	18,318
Computer equipment and software	123,637	87,121	36,516
Leasehold improvements	62,079	33,091	28,988
	$296,851	$195,297	$101,554

	Cost	Accumulated depreciation	Net

Land	$3,093	$-	$3,093
Buildings	14,507	4,953	9,554
Vehicles	28,123	21,494	6,629
Furniture and equipment	71,906	51,047	20,859
Computer equipment and software	118,934	81,316	37,618
Leasehold improvements	59,549	30,291	29,258
	$296,112	$189,101	$107,011

Included in fixed assets are vehicles, office and computer equipment under capital lease at a cost of $8,140 (2012 - $8,077) and net book value of $4,028 (2012 - $4,409).